SHARE CAPITAL	12 Months Ended
Mar. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

14. SHARE CAPITAL

Share Capital Authorized

The authorized share capital of the Company consists of an unlimited number of common shares (“Common Shares”), and an unlimited number of preferred shares (“Preferred Shares”).

Common Shares

Holders of Common Shares are entitled to receive notice of, and to attend and vote at, all meetings of the shareholders of Field Trip. Each Common Share confers the right to one vote at all meetings of the shareholders, except meetings at which only holders of a specified class of shares are entitled to vote. Subject to the prior rights and privileges attached to any other class of shares of Field Trip, the holders of the Common Shares are entitled to receive any dividend declared by Field Trip.

In the event of the liquidation, dissolution or winding-up of Field Trip, whether voluntary or involuntary, subject to the prior rights and privileges attached to any other class of shares of Field Trip, the holders of the Common Shares are entitled to receive the remaining property and assets of Field Trip.

The Common Shares carry no pre-emptive rights, conversion or exchange rights, or redemption, retraction, repurchase, sinking fund or purchase fund provisions. There are no provisions requiring a holder of Shares to contribute additional capital, and no restrictions on the issuance of additional securities by Field Trip. There are no restrictions on the repurchase or redemption of Common Shares by Field Trip except to the extent that any such repurchase or redemption would render Field Trip insolvent.

Class B Series Common Shares Automatic Conversion

Upon the completion of a private placement of Class A Series Common Shares from treasury for gross proceeds of at least USD $2,500,000 in one or multiple closings (the “Qualified Financing”), then all of the Class B Series Common Shares will automatically and concurrently be converted into Class A Series Common Shares (the “Automatic Conversion”) as follows:

(a)	If the price paid per Class A Series Common Share in the Qualified Financing is equal to or greater than USD $1.125, then each Class B Series Common Share will convert into one Class A Series Common Share; or
(b)	If the price paid per Class A Series Common Share in the Qualified Financing is less than USD $1.125, then the Class B Series Common Shares held by each holder will be converted into a number of Class A Series Common Shares determined by dividing the Subscription Amount by an amount equal to the product of the price paid per Class A Series Common Share in the Qualified Financing, multiplied by 0.80. For the purposes of this calculation, “Subscription Amount” means the number of Class B Series 1 Shares held by the holder multiplied by USD $ 0.90.

The brokered and non-brokered private placements completed on August 14 and September 21, 2020 met the definition of a Qualified Financing and all outstanding and issued Class B Series Common Shares were converted into Class A Series Common Shares on a 1:1 basis upon closing.

Preferred Shares

The Preferred Shares may be issued at any time or from time to time in one or more series. Subject to the provisions of the Canada Business Corporations Act, the Board may by resolution alter the articles of Field Trip to create any series of Preferred Shares and to fix before issuance, the designation, rights, privileges, restrictions and conditions to attach to the Preferred Shares of each series. The Preferred Shares may be made convertible into Common Shares at such rate and upon such basis as the board of directors of Field Trip, in its discretion, may determine. There are currently no Preferred Shares outstanding (March 31, 2021 – nil).

Share Capital Issued and Fully paid up as at March 31, 2021

	Number of	Amount
Class of Shares	Shares Issued	$
A	57,297,238	130,784,175
	57,297,238	130,784,175

(i)	On May 20, 2020, the Group issued 76,240 Class B Series Common Shares at a price of $0.90 USD per share, yielding gross proceeds of $10,002 USD or $13,935 CAD. Real estate brokerage commissions of $63,853 were settled via the issuance of 50,911 Class B Series Common Shares at a price of $0.90 USD or $1.2542 CAD per share. Share issuance costs of $17,829 were settled via the issuance of 14,216 Class B Series Common shares at a price of $0.90 USD or $1.2542 CAD per share.
(ii)	On August 14, 2020, the Group completed brokered and non-brokered private placements (the “FTP Private Placements”) of an aggregate of 5,516,724 Class A shares in the capital of Field Trip, at a price of $2.00 per share, for aggregate gross proceeds of $11,033,448. The agents were paid a cash commission of $391,082, and were issued 55,167 Class A shares and 299,753 Compensation Warrants which are exercisable into one Class A Common Share of Field Trip at a price of $2.00 per share until August 14, 2022.
(iii)	On September 21, 2020, Field Trip completed a follow-on non-brokered private placement of an aggregate of 816,932 Class A Series Common Shares at a price of $2.00 per share for gross proceeds of $1,633,864.
(iv)	On September 25, 2020, 600,000 Class A Series Common Shares were issued as payment of milestone shares under the Jamaican SPA (see Note 16).
(v)	On October 1, 2020, 795,106 Class A Series Common Shares were issued upon closing of the Transaction (see Note 4). Upon closing of the Transaction, the Group had only Common Shares outstanding.
(vi)	On January 5, 2021 the Company completed a bought deal offering (the “January BD Offering”) resulting in the issuance of 4,448,200 Units of the Company at a price per Unit of $4.50 for gross proceeds of $20,016,900. Each Unit comprised one common share of the Company and one-half of one Common Share purchase warrant. In consideration of the services rendered by the underwriters in connection with the January BD Offering, the Company paid a cash commission equal to $763,046 and issued 169,565 Compensation Warrants (see Note 15).

In connection with the January BD Offering, the short form prospectus qualified the distribution of 8,170 Common Shares and 49,016 additional FTP Compensation Warrants, for services rendered by the agents in connection with the FTP Private Placements (see Note 15).

(vii)	On March 17, 2021 the Company completed a bought deal offering (the “March BD Offering”) resulting in the issuance of 14,661,499 Common Shares of the Company at a price of $6.50 per Common Share for gross proceeds of $95,299,744. In consideration of the services rendered by the underwriters in connection with the March BD Offering, the Company paid a cash commission equal to $4,961,472 and issued 865,303 Compensation Warrants (see Note 15).
(viii)	During the fiscal year ended March 31, 2021, 9,218,767 options were exercised for gross proceeds of $208,698.

Share Capital Issued and Fully paid up as at March 31, 2022

	Number of	Amount
Class of Shares	Shares Issued	$
A	58,150,789	132,111,283
	58,150,789	132,111,283

(ix)	During the fiscal year ended March 31, 2022, 262,500 shares related to Darwin Inc. were issued for $404,375. As of March 31, 2022 Field Trip has 337,500 Jamaica Facility shares still outstanding to be issued.
(x)	During the fiscal year ended March 31, 2022, 168,885 FTP Compensation Warrants were exercised at a price of $2.00 for gross proceeds of $337,771.
(xi)	During the fiscal year ended March 31, 2022, 422,166 options were exercised for gross proceeds of $294,263.

Share Capital Reserved for Issuance

A summary of shares reserved for issuance is as per below:

	As at	As at
Class of Shares	March 31, 2022	March 31, 2021
Common Share Stock Options	6,056,540	5,150,798
Warrants	2,071,090	2,071,090
FTP Compensation Warrants	174,384	343,269
Compensation Warrants	1,034,868	1,034,868
Jamaica Facility Shares (Note 16)	337,500	600,000
	9,674,382	9,200,025